Trade and other payables	9 Months Ended
Sep. 30, 2024
Trade and other payables.
Trade and other payables

14.Trade and other payables

	September 30,	December 31,
	2024	2023
	$’000	$’000

Non‑current
Other payables	5,153	4,629
	5,153	4,629
Current
Trade payables	219,096	330,622
Deferred revenue	48,938	41,462
Withholding tax payable	5,199	3,555
Payroll and other related statutory liabilities	35,364	46,282
VAT payables	28,269	37,829
Other payables	64,063	72,877
	400,929	532,627